Supplement to the
Strategic Advisers® International Multi-Manager Fund
Class L and Class N
April 28, 2018
Summary Prospectus

On September 13, 2018, the Board of Trustees approved a plan of liquidation for Strategic Advisers® International Multi-Manager Fund. Following Board approval, the fund’s assets will be managed to provide for sufficient liquidity to meet redemptions prior to liquidation. The fund is expected to liquidate on or about December 12, 2018. Effective after the close of business on December 4, 2018, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund’s liquidation.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Benjamin Stone, Jose Luis Garcia, and Thomas Melendez (portfolio managers) have co-managed MFS' portion of the fund's assets since 2012. Pablo de la Mata (portfolio manager) has co-managed MFS' portion of the fund's assets since 2014. Victoria Higley (portfolio manager) has co-managed MFS' portion of the fund's assets since 2016. Camille Humphries Lee (portfolio manager) has co-managed MFS' portion of the fund's assets since September 2018.

Effective March 31, 2019, Thomas Melendez will no longer be a portfolio manager of the fund.

STG-L-STG-N-SUM-18-01 1.9879798.103	September 21, 2018

Supplement to the
Strategic Advisers® International Multi-Manager Fund
April 28, 2018
Summary Prospectus

On September 13, 2018, the Board of Trustees approved a plan of liquidation for Strategic Advisers® International Multi-Manager Fund. Following Board approval, the fund’s assets will be managed to provide for sufficient liquidity to meet redemptions prior to liquidation. The fund is expected to liquidate on or about December 12, 2018. Effective after the close of business on December 4, 2018, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund’s liquidation.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Benjamin Stone, Jose Luis Garcia, and Thomas Melendez (portfolio managers) have co-managed MFS' portion of the fund's assets since 2012. Pablo de la Mata (portfolio manager) has co-managed MFS' portion of the fund's assets since 2014. Victoria Higley (portfolio manager) has co-managed MFS' portion of the fund's assets since 2016. Camille Humphries Lee (portfolio manager) has co-managed MFS' portion of the fund's assets since September 2018.

Effective March 31, 2019, Thomas Melendez will no longer be a portfolio manager of the fund.

STG-SUM-18-01 1.9879797.103	September 21, 2018